Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Symmetry Panoramic Trust
Entity Central Index Key	0001736078
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
C000201187
Shareholder Report [Line Items]
Fund Name	Symmetry Panoramic US Equity Fund
Class Name	Class I
Trading Symbol	SPUSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class I Shares of the Symmetry Panoramic US Equity Fund (the "Fund") for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://panoramicfunds.com/us-equity-fund/. You can also request this information by contacting us at 1-844-Sym-Fund (844-796-3863).
Additional Information Phone Number	1-844-Sym-Fund (844-796-3863)
Additional Information Website	https://panoramicfunds.com/us-equity-fund/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Symmetry Panoramic US Equity Fund, Class I Shares	$58	0.55%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund had strong absolute performance in FY 2025 and was up 11.61% and trailed its benchmark, the MSCI US Broad Market Index (TR) (USD), by 4.26%. The Fund seeks to outperform its benchmark by taking a multi-factor approach. Specifically, by systematically overweighting US stocks with low price relative to a fundamental (value), with strong earnings (quality), and with strong relative performance in the previous 12 months (momentum). Additionally, the Fund has exposure to small capitalization stock risk (size) by deviating from market-cap weighting to gain factor exposure and exposure to low volatility stocks (low risk). With respect to investment style factors, size, value, quality, and low risk stocks trailed the broad market benchmark in the US while only momentum outperformed. The dispersion in the style returns highlights the need to diversify across investment factor styles. In the trailing 3-year period, the Fund was up 15.90% annualized and but trailed its benchmark by 2.98%. The longer-term relative underperformance driven primarily by the underperformance of value stocks relative to growth stocks and small cap stocks relative to large cap stocks.

Fiscal 2025 was a very strong year for equity investors across the globe. Much of the second half of Fiscal 2025 focused on the impact of a potential trade war following President Trump’s remarks on April 2, 2025. Despite the global equity market’s initial negative reaction to the proposed tariffs, the market recovered strongly led by a surge in equities outside the US and AI related stocks in the US. After a prolonged period of rate hikes to combat inflation following the COVID stimulus, The Fed turned to a policy of easing in early Fiscal 2025 with a series of three rate cuts of 25 bps. As of the end of Fiscal 2025, the Fed Funds target stood at 400-425 bps as compared to 525-550 bps at the beginning of Fiscal 2025. GDP growth remained positive throughout FY 2025 coming in at 2.8% for FY 2025, while US inflation as measured by year over year CPI change was 2.9% in Fiscal 2025 as compared to 2.5% in Fiscal 2024. Despite the concerns about the impact of tariffs on inflation and output, equity returns were strong globally.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Symmetry Panoramic US Equity Fund, Class I Shares	MSCI US Broad Market Index (TR) (USD)Footnote Reference*
Nov/18	$10,000	$10,000
Aug/19	$10,626	$10,863
Aug/20	$11,341	$13,192
Aug/21	$15,446	$17,632
Aug/22	$14,050	$15,285
Aug/23	$15,522	$17,571
Aug/24	$19,600	$22,164
Aug/25	$21,876	$25,681

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Symmetry Panoramic US Equity Fund, Class I Shares	11.61%	14.04%	12.19%
MSCI US Broad Market Index (TR) (USD)Footnote Reference*	15.87%	14.25%	14.87%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 409,176,624
Holdings Count | Holding	567
Advisory Fees Paid, Amount	$ 1,371,910
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of August 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$409,176,624	567	$1,371,910	18%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Rights	0.0%
Futures Contracts	0.0%
Real Estate	0.3%
Short-Term Investment	0.8%
Utilities	1.4%
Materials	1.7%
Energy	2.5%
Consumer Staples	3.7%
Health Care	5.0%
Communication Services	6.8%
Consumer Discretionary	7.0%
Industrials	10.5%
Financials	11.2%
Information Technology	17.3%
Registered Investment Companies	31.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
DFA US Targeted Value Portfolio, Cl I	4.6%
iShares MSCI USA Min Vol Factor ETF	4.2%
Microsoft	3.7%
DFA Real Estate Securities Portfolio, Cl I	3.7%
Dimensional US Targeted Value ETF	3.2%
iShares MSCI USA Momentum Factor ETF	3.1%
Vanguard US Value Factor ETF	2.9%
NVIDIA	2.8%
Meta Platforms, Cl A	2.7%
Apple	2.7%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-844-Sym-Fund (844-796-3863)
Updated Prospectus Web Address	https://panoramicfunds.com/us-equity-fund/
C000201184
Shareholder Report [Line Items]
Fund Name	Symmetry Panoramic International Equity Fund
Class Name	Class I
Trading Symbol	SPILX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class I Shares of the Symmetry Panoramic International Equity Fund (the "Fund") for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://panoramicfunds.com/international-equity-fund/. You can also request this information by contacting us at 1-844-Sym-Fund (844-796-3863).
Additional Information Phone Number	1-844-Sym-Fund (844-796-3863)
Additional Information Website	https://panoramicfunds.com/international-equity-fund/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Symmetry Panoramic International Equity Fund, Class I Shares	$71	0.65%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund had strong absolute performance in FY 2025 and was up 17.68% and bested its benchmark, the MSCI ACWI ex-USA IMI (Net) (USD), by 2.03%. The Fund seeks to outperform its benchmark by taking a multi-factor approach. Specifically, by systematically overweighting xUS stocks with low price relative to a fundamental (value), with strong earnings (quality), and with strong relative performance in the previous 12 months (momentum). Additionally, the Fund has exposure to small cap stock risk (size) by deviating from market-cap weighting to gain factor exposure and to low volatility stocks (low risk). With respect to investment style factors, in ex USA Developed Markets, quality and low risk underperformed while value, size, momentum outperformed. In Emerging Markets, all investment style factors underperformed. The Fund’s relative performance was helped by an overweight to Emerging Markets which outperformed xUS Developed Markets in the Fiscal Year. The dispersion in the style factor returns highlights the need to diversify across investment styles. In the trailing 3-year period, the Fund was up 15.14% annualized and bested its benchmark by 0.15%.

Fiscal 2025 was a very strong year for equity investors across the globe. Much of the second half of Fiscal 2025 focused on the impact of a potential trade war following President Trump’s remarks on April 2, 2025. Despite the global equity market’s initial negative reaction to the proposed tariffs, the market recovered strongly led by a surge in equities outside the US and AI related stocks in the US. After a prolonged period of rate hikes to combat inflation following the COVID stimulus, The Fed turned to a policy of easing in early Fiscal 2025 with a series of three rate cuts of 25 bps. As of the end of Fiscal 2025, the Fed Funds target stood at 400-425 bps as compared to 525-550 bps at the beginning of Fiscal 2025. Gross Domestic Product ("GDP") growth remained positive throughout FY 2025 coming in at 2.8% for FY 2025, while US inflation as measured by year over year Consumer Price Index ("CPI") change was 2.9% in Fiscal 2025 as compared to 2.5% in Fiscal 2024. Despite the concerns about the impact of tariffs on inflation and output, equity returns were strong globally.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Symmetry Panoramic International Equity Fund, Class I Shares	MSCI ACWI ex-USA IMI (Net) (USD)Footnote Reference*Footnote Reference†Footnote Reference‡
Nov/18	$10,000	$10,000
Aug/19	$10,293	$10,391
Aug/20	$10,744	$11,291
Aug/21	$13,728	$14,260
Aug/22	$11,218	$11,413
Aug/23	$12,398	$12,739
Aug/24	$14,552	$15,005
Aug/25	$17,124	$17,353

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Symmetry Panoramic International Equity Fund, Class I Shares	17.68%	9.77%	8.22%
MSCI ACWI ex-USA IMI (Net) (USD)Footnote Reference*Footnote Reference†Footnote Reference‡	15.65%	8.98%	8.44%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 223,980,154
Holdings Count | Holding	328
Advisory Fees Paid, Amount	$ 844,915
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of August 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$223,980,154	328	$844,915	17%

Holdings [Text Block]

Country/Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Other Countries	6.2%
France	0.9%
South Korea	1.4%
Spain	1.5%
United Kingdom	1.7%
Germany	2.1%
Canada	2.3%
Taiwan	2.4%
Italy	2.5%
Short-Term Investment	3.0%
Japan	4.0%
China	5.1%
United States	66.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
DFA Large Cap International Portfolio, Cl I	10.8%
DFA Emerging Markets Portfolio, Cl I	7.2%
DFA International Small Cap Value Portfolio, Cl I	5.8%
DFA International Value Portfolio, Cl I	5.6%
DFA International High Relative Profitability Portfolio, Cl I	5.5%
Avantis Emerging Markets Equity ETF	5.5%
DFA Emerging Markets Small Cap Portfolio, Cl I	4.8%
iShares MSCI Emerging Markets Min Vol Factor ETF	3.2%
iShares MSCI EAFE Min Vol Factor ETF	2.9%
DFA International Real Estate Securities, Cl I	2.8%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-844-Sym-Fund (844-796-3863)
Updated Prospectus Web Address	https://panoramicfunds.com/international-equity-fund/
C000201182
Shareholder Report [Line Items]
Fund Name	Symmetry Panoramic Global Equity Fund
Class Name	Class I
Trading Symbol	SPGEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class I Shares of the Symmetry Panoramic Global Equity Fund (the "Fund") for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://panoramicfunds.com/global-equity-fund/. You can also request this information by contacting us at 1-844-Sym-Fund (844-796-3863).
Additional Information Phone Number	1-844-Sym-Fund (844-796-3863)
Additional Information Website	https://panoramicfunds.com/global-equity-fund/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Symmetry Panoramic Global Equity Fund, Class I Shares	$60	0.56%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund had strong absolute performance in FY 2025 and was up 13.98% but trailed its benchmark, the MSCI ACWI IMI (Net) (USD), by 1.52%. The Fund seeks to outperform its benchmark by taking a multi-factor approach with a bias to US equities relative to the benchmark. Specifically, by systematically overweighting global stocks with low price relative to a fundamental (Value), with strong earnings (Quality), and with strong relative performance in the previous 12 months (Momentum). Additionally, the Fund has exposure to small cap stock risk (Size) by deviating from market-cap weighting to gain factor exposure and to low volatility stocks (Low Risk). Size, value, quality, and low risk stocks trailed the broad market benchmark while only momentum outperformed in the US. In ex USA Developed Markets, quality and low risk underperformed while value, size, and momentum outperformed. In Emerging Markets, all investment style factors underperformed. The overweight in US equities detracted from relative performance in the fiscal year. In the trailing 3-year period, the Fund was up 15.43% annualized and trailed its benchmark by 1.66% primarily due to the relative underperformance of US value and small capitalization stocks.

Fiscal 2025 was a very strong year for equity investors across the globe. Much of the second half of Fiscal 2025 focused on the impact of a potential trade war following President Trump’s remarks on April 2, 2025. Despite the global equity market’s initial negative reaction to the proposed tariffs, the market recovered strongly led by a surge in equities outside the US and AI related stocks in the US. After a prolonged period of rate hikes to combat inflation following the COVID stimulus, The Fed turned to a policy of easing in early Fiscal 2025 with a series of three rate cuts of 25 bps. As of the end of Fiscal 2025, the Fed Funds target stood at 400-425 bps as compared to 525-550 bps at the beginning of Fiscal 2025. GDP growth remained positive throughout FY 2025 coming in at 2.8% for FY 2025, while US inflation as measured by year over year CPI change was 2.9% in Fiscal 2025 as compared to 2.5% in Fiscal 2024. Despite the concerns about the impact of tariffs on inflation and output, equity returns were strong globally.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Symmetry Panoramic Global Equity Fund, Class I Shares	MSCI ACWI IMI (Net) (USD)Footnote Reference*Footnote Reference†Footnote Reference‡
Nov/18	$10,000	$10,000
Aug/19	$10,499	$10,625
Aug/20	$11,126	$12,266
Aug/21	$14,752	$15,959
Aug/22	$12,889	$13,367
Aug/23	$14,190	$15,149
Aug/24	$17,393	$18,576
Aug/25	$19,824	$21,455

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Symmetry Panoramic Global Equity Fund, Class I Shares	13.98%	12.25%	10.58%
MSCI ACWI IMI (Net) (USD)Footnote Reference*Footnote Reference†Footnote Reference‡	15.50%	11.83%	11.87%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 389,280,148
Holdings Count | Holding	844
Advisory Fees Paid, Amount	$ 1,321,104
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of August 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$389,280,148	844	$1,321,104	21%

Holdings [Text Block]

Country/Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Other Countries	2.8%
Netherlands	0.4%
Spain	0.6%
South Korea	0.6%
United Kingdom	0.7%
Canada	0.8%
Germany	0.9%
Taiwan	0.9%
Italy	1.0%
Short-Term Investment	1.5%
Japan	1.7%
China	2.1%
United States	85.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Dimensional US Targeted Value ETF	3.4%
DFA Large Cap International Portfolio, Cl I	3.2%
DFA Real Estate Securities Portfolio, Cl I	2.5%
iShares MSCI USA Momentum Factor ETF	2.5%
Microsoft	2.2%
DFA International Value Portfolio, Cl I	2.2%
DFA US Targeted Value Portfolio, Cl I	1.9%
Vanguard US Value Factor ETF	1.8%
DFA International High Relative Profitability Portfolio, Cl I	1.8%
DFA International Small Cap Value Portfolio, Cl I	1.8%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-844-Sym-Fund (844-796-3863)
Updated Prospectus Web Address	https://panoramicfunds.com/global-equity-fund/
C000201186
Shareholder Report [Line Items]
Fund Name	Symmetry Panoramic Tax-Managed Global Equity Fund
Class Name	Class I
Trading Symbol	SPGTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class I Shares of the Symmetry Panoramic Tax-Managed Global Equity Fund (the "Fund") for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://panoramicfunds.com/global-equity-fund-2/. You can also request this information by contacting us at 1-844-Sym-Fund (844-796-3863).
Additional Information Phone Number	1-844-Sym-Fund (844-796-3863)
Additional Information Website	https://panoramicfunds.com/global-equity-fund-2/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Symmetry Panoramic Tax-Managed Global Equity Fund, Class I Shares	$45	0.42%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund had strong absolute performance in FY 2025 and was up 14.72% but trailed its benchmark, the MSCI ACWI IMI (Net) (USD), by 0.78%. The Fund seeks to outperform its benchmark by taking a multi-factor approach with a bias to US equities relative to the benchmark. Specifically, by systematically overweighting global stocks with low price relative to a fundamental (value), with strong earnings (quality), and with strong relative performance in the previous 12 months (momentum). Additionally, the Fund has exposure to small cap stock risk (size) by deviating from market-cap weighting to gain factor exposure and to low volatility stocks (low risk). Size, value, quality, and low risk trailed the broad market benchmark while only momentum outperformed in the US. In ex USA Developed Markets, quality and low risk underperformed while value, size, momentum outperformed. In Emerging Markets, all investment style factors underperformed. The overweight in US equities detracted from relative performance in the fiscal year. In the trailing 3-year period, the Fund was up 15.84% annualized and trailed its benchmark by 1.25%.

Fiscal 2025 was a very strong year for equity investors across the globe. Much of the second half of Fiscal 2025 focused on the impact of a potential trade war following President Trump’s remarks on April 2, 2025. Despite the global equity market’s initial negative reaction to the proposed tariffs, the market recovered strongly led by a surge in equities outside the US and AI related stocks in the US. After a prolonged period of rate hikes to combat inflation following the COVID stimulus, The Fed turned to a policy of easing in early Fiscal 2025 with a series of three rate cuts of 25 bps. As of the end of Fiscal 2025, the Fed Funds target stood at 400-425 bps as compared to 525-550 bps at the beginning of Fiscal 2025. Gross Domestic Product ("GDP") growth remained positive throughout FY 2025 coming in at 2.8% for FY 2025, while US inflation as measured by year over year Consumer Price Index ("CPI") change was 2.9% in Fiscal 2025 as compared to 2.5% in Fiscal 2024. Despite the concerns about the impact of tariffs on inflation and output, equity returns were strong globally.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Symmetry Panoramic Tax-Managed Global Equity Fund, Class I Shares	MSCI ACWI IMI (Net) (USD)Footnote Reference*Footnote Reference†Footnote Reference‡
Nov/18	$10,000	$10,000
Aug/19	$10,520	$10,625
Aug/20	$11,219	$12,266
Aug/21	$14,840	$15,959
Aug/22	$12,869	$13,367
Aug/23	$14,402	$15,149
Aug/24	$17,438	$18,576
Aug/25	$20,005	$21,455

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Symmetry Panoramic Tax-Managed Global Equity Fund, Class I Shares	14.72%	12.26%	10.73%
MSCI ACWI IMI (Net) (USD)Footnote Reference*Footnote Reference†Footnote Reference‡	15.50%	11.83%	11.87%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 156,492,888
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 221,356
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of August 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$156,492,888	35	$221,356	7%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Short-Term Investment	1.2%
Registered Investment Companies	99.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
AQR Large Capital Multi-Style Fund, Cl R6	14.5%
Dimensional US Equity Market ETF	13.7%
AQR International Multi-Style Fund, Cl R6	10.7%
DFA US High Relative Profitability Portfolio, Cl I	7.0%
AQR Emerging Multi-Style II Fund, Cl R6	5.3%
Dimensional US Targeted Value ETF	5.1%
Dimensional US Marketwide Value ETF	5.1%
DFA Large Cap International Portfolio, Cl I	4.1%
iShares MSCI Global Min Vol Factor ETF	3.0%
DFA International Small Cap Value Portfolio, Cl I	2.8%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-844-Sym-Fund (844-796-3863)
Updated Prospectus Web Address	https://panoramicfunds.com/global-equity-fund-2/
C000201188
Shareholder Report [Line Items]
Fund Name	Symmetry Panoramic US Systematic Fixed Income Fund
Class Name	Class I
Trading Symbol	SPUBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class I Shares of the Symmetry Panoramic US Systematic Fixed Income Fund (the "Fund") for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://panoramicfunds.com/us-systematic-fixed-income-fund/. You can also request this information by contacting us at 1-844-Sym-Fund (844-796-3863).
Additional Information Phone Number	1-844-Sym-Fund (844-796-3863)
Additional Information Website	https://panoramicfunds.com/us-systematic-fixed-income-fund/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Symmetry Panoramic US Systematic Fixed Income Fund, Class I Shares	$53	0.52%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund had strong absolute performance in FY 2025 and was up 3.09% but trailed its benchmark, the Bloomberg U.S. Aggregate Bond Index (TR) (USD), by 0.05%. The Fund seeks to outperform its benchmark using a systematic multi-factor approach to selecting US corporate fixed income securities. In the trailing 3-year period, the Fund returned 3.18% and bested its benchmark by 0.16%.

Fiscal 2025 was a good year for fixed income investors across the globe. The US Treasury yield curve steepened during the fiscal year, with shorter maturities falling but longer dated maturities rising. The market yield on the 10-year Constant Maturity US Treasury rose 0.32% (i.e., 3.91% to 4.23%) over the fiscal year , while the market yield on the 1-year Constant Maturity Treasury fell 0.55% (i.e., 4.38% to 3.83%) over the same period . Corporate credit spreads in the US generally narrowed during the year for both investment grade and high-yield debt .

Much of the second half of Fiscal 2025 focused on the impact of a potential trade war following President Trump’s remarks on April 2, 2025. Despite the global equity market’s initial negative reaction to the proposed tariffs, the market recovered strongly led by a surge in equities outside the US and AI related stocks in the US. After a prolonged period of rate hikes to combat inflation following the COVID stimulus, The Fed turned to a policy of easing in early Fiscal 2025 with a series of three rate cuts of 25 bps. As of the end of Fiscal 2025, the Fed Funds target stood at 400-425 bps as compared to 525-550 bps at the beginning of Fiscal 2025. GDP growth remained positive throughout FY 2025 coming in at 2.8% for FY 2025, while US inflation as measured by year over year CPI change was 2.9% in Fiscal 2025 as compared to 2.5% in Fiscal 2024. Despite the concerns about the impact of tariffs on inflation and output, fixed income returns were strong globally.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Symmetry Panoramic US Systematic Fixed Income Fund, Class I Shares	Bloomberg U.S. Aggregate Bond Index (TR) (USD)Footnote Reference*
Nov/18	$10,000	$10,000
Aug/19	$10,775	$11,180
Aug/20	$11,316	$11,904
Aug/21	$11,301	$11,894
Aug/22	$10,287	$10,524
Aug/23	$10,264	$10,399
Aug/24	$10,961	$11,158
Aug/25	$11,300	$11,508

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Symmetry Panoramic US Systematic Fixed Income Fund, Class I Shares	3.09%	-0.03%	1.81%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)Footnote Reference*	3.14%	-0.68%	2.08%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 163,303,445
Holdings Count | Holding	367
Advisory Fees Paid, Amount	$ 386,785
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of August 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$163,303,445	367	$386,785	41%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
U.S. Government Agency Obligation	0.3%
Asset-Backed Securities	0.5%
Municipal Bonds	0.5%
Short-Term Investment	0.7%
Sovereign Debt	1.4%
U.S. Treasury Obligations	25.2%
Mortgage-Backed Securities	25.8%
Corporate Obligations	44.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
FNMA, 2.00%, 3/1/2052	1.9%
FNMA, 3.00%, 6/1/2052	1.5%
FNMA, 2.50%, 1/1/2052	1.4%
U.S. Treasury Notes, 1.38%, 10/31/2028	1.3%
U.S. Treasury Bonds, 1.88%, 2/15/2041	1.3%
FNMA, 2.50%, 10/1/2051	1.2%
U.S. Treasury Bonds, 1.38%, 11/15/2040	1.1%
U.S. Treasury Bonds, 2.88%, 5/15/2049	1.1%
U.S. Treasury Notes, 3.25%, 6/30/2029	1.1%
FNMA, 2.00%, 5/1/2051	1.1%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-844-Sym-Fund (844-796-3863)
Updated Prospectus Web Address	https://panoramicfunds.com/us-systematic-fixed-income-fund/
C000201185
Shareholder Report [Line Items]
Fund Name	Symmetry Panoramic Municipal Fixed Income Fund
Class Name	Class I
Trading Symbol	SPMFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class I Shares of the Symmetry Panoramic Municipal Fixed Income Fund (the "Fund") for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://panoramicfunds.com/municipal-fixed-income-fund/. You can also request this information by contacting us at 1-844-Sym-Fund (844-796-3863).
Additional Information Phone Number	1-844-Sym-Fund (844-796-3863)
Additional Information Website	https://panoramicfunds.com/municipal-fixed-income-fund/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Symmetry Panoramic Municipal Fixed Income Fund, Class I Shares	$41	0.41%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund had good absolute performance in FY 2025 and was up 0.96% and bested its benchmark, Bloomberg US Municipal Bond Index (USD), by 0.88%. In the trailing 3-year period, the Fund returned 2.02% annualized and trailed its benchmark by 0.57%.

Fiscal 2025 was a good year for fixed income investors across the globe. The US Treasury yield curve steepened during the fiscal year, with shorter maturities falling but longer dated maturities rising. The market yield on the 10-year Constant Maturity US Treasury rose 0.32% (i.e., 3.91% to 4.23%) over the fiscal year, while the market yield on the 1-year Constant Maturity Treasury fell 0.55% (i.e., 4.38% to 3.83%) over the same period . Corporate credit spreads in the US generally narrowed during the year for both investment grade and high-yield debt.

Much of the second half of Fiscal 2025 focused on the impact of a potential trade war following President Trump’s remarks on April 2, 2025. Despite the global equity market’s initial negative reaction to the proposed tariffs, the market recovered strongly led by a surge in equities outside the US and AI related stocks in the US. After a prolonged period of rate hikes to combat inflation following the COVID stimulus, The Fed turned to a policy of easing in early Fiscal 2025 with a series of three rate cuts of 25 bps. As of the end of Fiscal 2025, the Fed Funds target stood at 400-425 bps as compared to 525-550 bps at the beginning of Fiscal 2025. Gross Domestic Product ("GDP") growth remained positive throughout FY 2025 coming in at 2.8% for FY 2025, while US inflation as measured by year over year Consumer Price Index ("CPI") change was 2.9% in Fiscal 2025 as compared to 2.5% in Fiscal 2024. Despite the concerns about the impact of tariffs on inflation and output, US municipal fixed income returns were generally positive.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Symmetry Panoramic Municipal Fixed Income Fund, Class I Shares	Bloomberg US Municipal Bond Index (USD)	S&P Short Term National AMT-Free Muni. Bond (TR) (USD)Footnote Reference*
Nov/18	$10,000	$10,000	$10,000
Aug/19	$10,310	$11,019	$10,388
Aug/20	$10,466	$11,376	$10,633
Aug/21	$10,477	$11,762	$10,730
Aug/22	$10,105	$10,747	$10,428
Aug/23	$10,232	$10,930	$10,595
Aug/24	$10,628	$11,595	$11,040
Aug/25	$10,730	$11,604	$11,410

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Symmetry Panoramic Municipal Fixed Income Fund, Class I Shares	0.96%	0.50%	1.04%
Bloomberg US Municipal Bond Index (USD)	0.08%	0.40%	2.21%
S&P Short Term National AMT-Free Muni. Bond (TR) (USD)Footnote Reference*	3.35%	1.42%	1.96%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 35,837,347
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of August 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$35,837,347	9	$-	76%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Short-Term Investment	1.1%
Registered Investment Companies	99.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Dimensional National Municipal Bond ETF	20.2%
DFA Short-Term Municipal Bond Portfolio, Cl I	13.8%
Vanguard Tax-Exempt Bond Index ETF	12.1%
iShares National Muni Bond ETF	12.0%
Schwab Municipal Bond ETF	11.0%
Vanguard Intermediate Tax-Exempt Bond ETF	10.0%
iShares Short-Term National Muni Bond ETF	10.0%
DFA Intermediate-Term Municipal Bond Portfolio, Cl I	9.9%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-844-Sym-Fund (844-796-3863)
Updated Prospectus Web Address	https://panoramicfunds.com/municipal-fixed-income-fund/
C000201183
Shareholder Report [Line Items]
Fund Name	Symmetry Panoramic Global Systematic Fixed Income Fund
Class Name	Class I
Trading Symbol	SPGBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class I Shares of the Symmetry Panoramic Global Systematic Fixed Income Fund (the "Fund") for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://panoramicfunds.com/global-systematic-fixed-income-fund/. You can also request this information by contacting us at 1-844-Sym-Fund (844-796-3863).
Additional Information Phone Number	1-844-Sym-Fund (844-796-3863)
Additional Information Website	https://panoramicfunds.com/global-systematic-fixed-income-fund/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Symmetry Panoramic Global Systematic Fixed Income Fund, Class I Shares	$58	0.57%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund had strong absolute performance in FY 2025 and was up 2.84% but trailed its benchmark, the Bloomberg Global Aggregate Hedged Index, by 0.65%. The Fund seeks to outperform its benchmark using a systematic multi-factor approach to selecting global corporate fixed income securities. In the trailing 3-year period, the Fund returned 3.14% annualized and trailed its benchmark by 0.66%.

Fiscal 2025 was a good year for fixed income investors across the globe. The US Treasury yield curve steepened during the fiscal year, with shorter maturities falling but longer dated maturities rising. The market yield on the 10-year Constant Maturity US Treasury rose 0.32% (i.e., 3.91% to 4.23%) over the fiscal year , while the market yield on the 1-year Constant Maturity Treasury fell 0.55% (i.e., 4.38% to 3.83%) over the same period . Corporate credit spreads in the US generally narrowed during the year for both investment grade and high-yield debt .

Much of the second half of Fiscal 2025 focused on the impact of a potential trade war following President Trump’s remarks on April 2, 2025. Despite the global equity market’s initial negative reaction to the proposed tariffs, the market recovered strongly led by a surge in equities outside the US and AI related stocks in the US. After a prolonged period of rate hikes to combat inflation following the COVID stimulus, The Fed turned to a policy of easing in early Fiscal 2025 with a series of three rate cuts of 25 bps. As of the end of Fiscal 2025, the Fed Funds target stood at 400-425 bps as compared to 525-550 bps at the beginning of Fiscal 2025. GDP growth remained positive throughout FY 2025 coming in at 2.8% for FY 2025, while US inflation as measured by year over year CPI change was 2.9% in Fiscal 2025 as compared to 2.5% in Fiscal 2024. Despite the concerns about the impact of tariffs on inflation and output, fixed income returns were strong globally.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Symmetry Panoramic Global Systematic Fixed Income Fund, Class I Shares	Bloomberg Global Aggregate Hedged Index
Nov/18	$10,000	$10,000
Aug/19	$11,058	$11,138
Aug/20	$11,407	$11,502
Aug/21	$11,413	$11,589
Aug/22	$10,082	$10,431
Aug/23	$10,056	$10,489
Aug/24	$10,757	$11,273
Aug/25	$11,062	$11,667

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Symmetry Panoramic Global Systematic Fixed Income Fund, Class I Shares	2.84%	-0.61%	1.49%
Bloomberg Global Aggregate Hedged Index	3.49%	0.28%	2.29%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 261,600,329
Holdings Count | Holding	351
Advisory Fees Paid, Amount	$ 827,554
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of August 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$261,600,329	351	$827,554	35%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Forwards	-0.9%
Interest Rate Swaps	-0.1%
Short-Term Investment	2.4%
Mortgage-Backed Securities	11.5%
U.S. Treasury Obligations	12.9%
Sovereign Debt	24.0%
Corporate Obligations	49.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Bonds, 1.75%, 8/15/2041	5.9%
French Republic Government Bond OAT	3.9%
U.S. Treasury Notes, 2.63%, 7/31/2029	3.4%
Japan Government Twenty Year Bond	2.4%
Spain Government Bond	1.8%
United Kingdom Gilt	1.7%
U.S. Treasury Notes, 1.38%, 11/15/2031	1.7%
European Union MTN	1.2%
U.S. Treasury Notes, 3.88%, 3/31/2027	1.1%
Kingdom of Belgium Government Bond	1.1%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-844-Sym-Fund (844-796-3863)
Updated Prospectus Web Address	https://panoramicfunds.com/global-systematic-fixed-income-fund/
C000201181
Shareholder Report [Line Items]
Fund Name	Symmetry Panoramic Alternatives Fund
Class Name	Class I
Trading Symbol	SPATX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class I Shares of the Symmetry Panoramic Alternatives Fund (the "Fund") for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://panoramicfunds.com/alternatives-fund/. You can also request this information by contacting us at 1-844-Sym-Fund (844-796-3863).
Additional Information Phone Number	1-844-Sym-Fund (844-796-3863)
Additional Information Website	https://panoramicfunds.com/alternatives-fund/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Symmetry Panoramic Alternatives Fund, Class I Shares	$52	0.50%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund was up 8.25% in FY 2025. In comparison, global equities as represented by the MSCI ACWI IMI (Net) (USD) was up 15.50%. In the trailing 3-year period, the Fund was up 7.32% annualized while the MSCI ACWI IMI (Net) (USD) was up 17.09%.

Our alternatives fund has three main themes. Specifically, managed futures, long-short styles across asset classes, and diversified arbitrage strategies. In FY 2025, all three themes both resulted in positive performance. The Fund seeks to provide an uncorrelated return stream to equity markets and with lower risk as measured by standard deviation of returns. Over the trailing 3 years, the pairwise correlation of the Fund to global equity returns using monthly returns was -0.12 with the Fund’s annualized standard deviation of monthly returns approximately one-third of that for global equity. Investors can benefit from having additional diversification to alternative asset classes as compared to portfolios with exposure only to traditional asset classes such as global equity.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Symmetry Panoramic Alternatives Fund, Class I Shares	MSCI ACWI IMI (Net) (USD)Footnote Reference*Footnote Reference†Footnote Reference‡
Nov/18	$10,000	$10,000
Aug/19	$10,239	$10,625
Aug/20	$9,815	$12,266
Aug/21	$10,899	$15,959
Aug/22	$12,190	$13,367
Aug/23	$12,892	$15,149
Aug/24	$13,919	$18,576
Aug/25	$15,067	$21,455

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Symmetry Panoramic Alternatives Fund, Class I Shares	8.25%	8.95%	6.21%
MSCI ACWI IMI (Net) (USD)Footnote Reference*Footnote Reference†Footnote Reference‡	15.50%	11.83%	11.87%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 8,114,638
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of August 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$8,114,638	5	$-	6%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Short-Term Investment	5.9%
Registered Investment Companies	94.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
AQR Diversified Arbitrage Fund, Cl R6	46.3%
AQR Managed Futures Strategy Fund, Cl R6	24.2%
AQR Style Premia Alternative Fund, Cl R6	19.1%
AQR Alternative Risk Premia Fund, Cl R6	4.9%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-844-Sym-Fund (844-796-3863)
Updated Prospectus Web Address	https://panoramicfunds.com/alternatives-fund/